Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Related Parties Outstanding Balances of Receivables and Payables
Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2019 and 2020, are as follows:

		December 31, 2019
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Other payables		Lease liabilities
Associates and joint ventures	K- Realty CR-REITs No.1	￦	608	￦	23,100	￦	—	￦	57,907
	K Bank, Inc.		583		13,664		557		—
	Others		434		1,177		711		—

Total		￦	1,625	￦	37,941	￦	1,268	￦	57,907

		December 31, 2020
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Other payables		Lease liabilities
Associates and joint ventures	K- Realty CR-REITs No.1	￦	457	￦	16,200	￦	—	￦	20,857
	K Bank, Inc.		775		32,964		891		—
	Others		72		1,147		858		—

Total		￦	1,304	￦	50,311	￦	1,749	￦	20,857

Summary of Significant Transactions With Related Parties
Significant transactions with related parties for the years ended December 31, 2018, 2019 and 2020, are as follows:

		2018
(In millions of Korean won)		Sales	Purchases 1	Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦ 2,088	￦ 31,984	￦ 8,932
	MOS GS Co., Ltd. 2	493	12,023	8
	MOS Daegu Co., Ltd. 2	229	8,775	8
	MOS Chungcheong Co., Ltd. 2	540	9,159	8
	MOS Gangnam Co., Ltd. 2	333	11,549	10
	MOS GB Co., Ltd. 2	1,378	16,519	12
	MOS BS Co., Ltd. 2	324	11,193	10
	MOS Honam Co., Ltd. 2	331	10,499	10
	K Bank, Inc.	15,705	7,004	—
	NgeneBio 3	3	—	—
	Others	2,888	9,547	2,148

Total		￦ 24,312	￦ 128,252	￦ 11,146

1	The amounts include acquisition of primarily property and equipment.
2	It is the amount before excluded from consolidation during the year.
3	It is the amount before excluded from associates during the year

		2019
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	1,302	￦	—
	K Bank, Inc.		17,815		8,524
	Others		1,498		10,531
Others	K-REALTY CR-REIT 10 1		2,801		—

	Total	￦	23,416	￦	19,055

1	The amounts include acquisition of property and equipment and others.

		December 31, 2019
(In millions of Korean won)		Acquisition of lease receivables		Acquisition of right-of-use assets		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1	￦	—	￦	776	￦	2,225	￦	10,928
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		—		4,280
	Others		—		—		—		146

	Total	￦	—	￦	776	￦	2,225	￦	15,354

		2020
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,298	￦	—
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—
	K Bank, Inc.		15,658		8,227
	Others		809		10,272

	Total	￦	18,765	￦	18,499

1
The amounts include acquisition of primarily property and equipment.

		December 31, 2020
(In millions of Korean won)		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1		￦ —		￦ 917		￦ 8,061
	Korea Information & Technology Investment Fund (KIF Investment Fund)		—		—		9,241
	K Bank, Inc.		14		—		—
	Others		—		—		43

	Total	￦	14	￦	917	￦	17,345

Summary of Key Management Compensation
Key management compensation for the years ended December 31, 2018, 2019 and 2020, consists of:

(In millions of Korean won)	2018		2019		2020
Salaries and other short-term benefits	￦	2,762	￦	2,955	￦	2,086
Post-employment benefits		751		321		390
Stock-based compensation		878		891		5,613

Total	￦	4,391	￦	4,167	￦	8,089

Summary of Fund Transactions With Related Parties
Fund transactions with related parties for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018
(In millions of Korean won)	Equity contributions in cash and others
Associates and joint ventures
PHI Healthcare Inc. (HooH Healthcare Inc.)	￦	1,000
KT-CKP New Media Investment Fund		(1,229)
PT. Mitra Transaksi Indonesia 1		1,567
Gyeonggi-KT Yoojin Superman Fund		1,000
KT-DSC creative economy youth start-up investment fund		(1,800)
KT-IBKC future investment fund 1		(1,050)
Korea Electronic Vehicle Charging Service		168
K Bank, Inc.		26,725
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company		(3,423)
JB Emerging Market Specialty Investment Private Equity Trust No.1		3,960
K-REALTY CR REIT 1		—
Korea Information & Technology Investment Fund		—
MOS GS Co., Ltd. 2		(147)
MOS Daegu Co., Ltd. 2		(147)
MOS Chungcheong Co., Ltd. 2		(153)
MOS Gangnam Co., Ltd. 2		(180)
MOS GB Co., Ltd. 2		(203)
MOS BS Co., Ltd. 2		(183)
MOS Honam Co., Ltd. 2		(206)
Daiwon Broadcasting Co., Ltd.		—
Boston Global Film & Contents Fund L.P.		(986)
Gyeonggi-KT Green Growth Fund		—

Total	￦	24,713

1	It is the amount before reclassification to assets held for sale .
2	It is the amount before included in consolidation during the year.

	December 31, 2019
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing 2		Repayment
KT-IBKC Future Investment Fund1	￦	—	￦	—	￦	3,750
KT Philippines co. Ltd.		—		—		99
Virtua Realm Sendirian Berhad		—		—		550
K-REALTY CR REIT 1		—		30,385		—
K Bank, Inc		—		—		21,782
KIF Investment Fund		—		—		—
Daiwon Broadcasting Co.,Ltd.		—		—		—
JB Emerging Market Specialty Investment Private Equity Trust No.1		—		—		—
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
KT-CKP New Media Investment Fund		—		—		(174)
KT-DSC creative economy youth start-up investment fund		—		—		(1,800)
KT-Smart Factory Investment Fund		—		—		2,800
KT-SB Venture Investment Fund		—		—		(2,404)

Total	￦	—	￦	30,385	￦	25,603

1	Borrowing transactions include lease transactions.
2	Conversion effect from the adoption of IFRS 16 Lease on January 1, 2019 has been excluded.

	December 31, 2020
	Borrowing transaction 1				Equity contributions in cash
(In millions of Korean won)	Borrowing		Repayment
K- Realty CR-REITs No.1	￦	—	￦	20,304	￦	—
Studio Discovery Co. Ltd.		—		—		3,000
KT Young Entrepreneurs DNA Investment Fund		—		—		3,600
KT-Smart Factory Investment Fund		—		—		2,800
KT-CKP New Media Investment Fund		—		—		(109)
K Bank Inc.		—		—		195,011
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000
Hyundai Robotics Co. Ltd.		—		—		50,000

Total	￦	—	￦	20,304	￦	255,302

1	Borrowing transactions include lease transactions.
As at December 31, 2020, there is no collateral or payment guarantee provided to or from related parties.